Subsequent Events	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On April 11, 2023, the Company withdrew $545,692 from available interest earned on the Trust Account to pay income tax obligations.

On April 7, 2023, the Company filed its initial Registration Statement on Form S-4 in connection with the proposed Business Combination.